Brinson
Money Market Fund

                          ----------------------------
                                   PROSPECTUS

                                NOVEMBER 5, 2001

                          ----------------------------

This prospectus offers Class A, Class B and Class C shares of Brinson Money Market Fund solely through exchange for shares of the corresponding class of other Family Funds (as defined herein).

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              Not FDIC Insured. May lose value. No bank guarantee.







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                           Brinson Money Market Fund

                                    Contents
                                    THE FUND

---------------------------------------------------------------------------------------------------------
What every investor                              3                         Investment Objective,
should know about                                                          Strategies
the fund                                         4                         and Risks
                                                 5                         Performance
                                                 6                         Expenses and Fee Tables
                                                                           More About Risks and
                                                                           Investment
                                                                           Strategies

                                             YOUR INVESTMENT
---------------------------------------------------------------------------------------------------------
Information for                                  7                         Managing Your Fund Account
managing your fund                                                         -- Flexible Pricing
account                                                                    -- Buying Shares
                                                                           -- Selling Shares
                                                                           -- Exchanging Shares
                                                                           -- Transfer Agent
                                                                           -- Pricing and Valuation

                                         ADDITIONAL INFORMATION
---------------------------------------------------------------------------------------------------------
Additional important                            13                         Management
information about                               14                         Dividends and Taxes
the fund                                        15                         Financial Highlights
---------------------------------------------------------------------------------------------------------
Where to learn                                                             Back Cover
more about Brinson mutual funds

                         The fund is not a complete or
                          balanced investment program.

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                            ------------------------
                           Brinson Money Market Fund

                           Brinson Money Market Fund
                 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are priced in U.S. dollars.

Brinson Advisors, Inc., the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Brinson Advisors considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk free. The principal risks presented by an investment in the fund are:

  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

  Interest Rate Risk -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

  Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

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                           Brinson Money Market Fund

                                PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class B shares because they have the longest performance history of any class of fund shares. The bar chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON CLASS B SHARES



                                                      CALENDAR YEAR
                             1991    1992    1993    1994    1995    1996    1997    1998    1999     2000
Total Return...............  4.61%   1.80%   1.13%   2.81%   4.29%   3.60%   3.82%   3.83%   3.59%   4.95%


Total return January 1 to September 30, 2001 -- 2.32%
Best quarter during years shown: 3rd quarter, 2000 -- 1.29%
Worst quarter during years shown: 3rd quarter, 1993 -- 0.22%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

CLASS                                                         CLASS A    CLASS B*     CLASS C
(INCEPTION DATE)                                              (7/1/91)   (9/26/86)   (7/14/92)
----------------                                              --------   ---------   ---------
One Year....................................................   5.42%      (0.05)%      3.92%
Five Years..................................................   4.49%       1.96%       3.93%
Ten Years...................................................     N/A       3.44%         N/A
Life of Class...............................................   3.44%       4.35%       1.99%

--------------
* Assumes conversion of Class B shares to Class A shares after six years.

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                           Brinson Money Market Fund

                           EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C
                                                              -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price)..................................   None      None      None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................   None        5%        1%
Exchange Fee................................................   None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A   CLASS B   CLASS C
                                                              -------   -------   -------
Management Fees.............................................   0.50%     0.50%     0.50%
Distribution and/or Service (12b-1) Fees....................   0.25      0.75      0.75
Other Expenses..............................................   0.32      0.30      0.30
                                                               ----      ----      ----
Total Annual Fund Operating Expenses........................   1.07%     1.55%     1.55%
                                                               ----      ----      ----
                                                               ----      ----      ----

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
Class A.......................................    $109     $340     $  590     $1,306
Class B (assuming sales of all shares at end
  of period)..................................     658      790      1,045      1,599
Class B (assuming no sales of shares).........     158      490        845      1,599
Class C (assuming sales of all shares at end
  of period)..................................     258      490        845      1,845
Class C (assuming no sales of shares).........     158      490        845      1,845

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                           Brinson Money Market Fund

                                 MORE ABOUT
                        RISKS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund's Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

Foreign Investing Risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

Brinson Advisors may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon Brinson Advisors' assessment of the relative values of various money market instruments and future interest rate patterns. Brinson Advisors also may buy or sell money market instruments to take advantage of yield differences.

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                           Brinson Money Market Fund

                          MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

FLEXIBLE PRICING

The fund offers three classes of shares -- Class A, Class B and Class C -- solely through exchange for shares of the corresponding class of other Family Funds ('Family Funds' include other Brinson funds, PACE'sm' Select funds and other funds for which Brinson Advisors or any of its affiliates serve as principal underwriter). No front-end sales charge is imposed when fund shares are acquired through an exchange, and no deferred sales charge is imposed when shares of another Family Fund are exchanged for the fund's shares.

The fund and the other Family Funds that use the Flexible Pricing system have adopted rule 12b-1 plans for their Class A, Class B and Class C shares that allow each fund to pay service fees for services provided to shareholders and (for Class B and Class C shares) distribution fees for the sale of its shares. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares.

CLASS A SHARES

Class A shares have no front-end sales charge because they are acquired through an exchange of Class A shares of certain other Family Funds already owned. Class A shares of other Family Funds generally have a front-end sales charge that is included in the offering price of the Class A shares of the Family Fund originally purchased as described in the prospectus for such Family Fund. This sales charge is paid at the time of the original purchase and not invested in the original Family Fund purchased.

Class A shares of the fund pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

You may have to pay a 1% deferred sales charge when you sell Class A shares of the fund if:

 The front-end sales charge was waived for the Class A shares you exchanged for fund shares because your initial purchase was $1 million or more and

 You sell your Class A shares of the fund within one year of the initial purchase date for the Class A shares that you later exchanged for fund shares.

This deferred sales charge would be 1% of the lesser of the offering price of the Class A shares initially purchased or the net asset value of the Class A shares of the fund at the time of sale. We will not impose the deferred sales charge on Class A shares representing reinvestment of dividends or on withdrawals in the first year after purchase of up to 12% of the value of your Class A shares under the Automatic Cash Withdrawal Plan.

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                            ------------------------
                           Brinson Money Market Fund

CLASS B SHARES

Class B shares have a deferred sales charge. When you initially purchase
Class B shares of a Family Fund, we invest 100% of your purchase, and no deferred sales charge is imposed when you exchange those shares for Class B shares of the fund. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

The fund's Class B shares pay an annual 12b-1 distribution fee of 0.50% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the specified period, they will automatically convert to Class A shares of the fund. (The length of time you held the shares from which you exchanged into the fund will count towards the specified period.) Class A shares have lower ongoing expenses.

You will pay a deferred sales charge if you sell Class B shares before the end of the specified period. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares initially purchased or the net asset value of the Class B shares of the fund at the time of sale by the percentage shown below:

SALES OF FUND SHARES ACQUIRED THROUGH AN
EXCHANGE FOR SHARES OF BRINSON ENHANCED
S&P 500 FUND

                              PERCENTAGE (BASED ON AMOUNT OF
                             INVESTMENT) BY WHICH THE SHARES'
                              NET ASSET VALUE IS MULTIPLIED:
                       --------------------------------------------
                          LESS       $100,000   $250,000   $500,000
     IF YOU SELL          THAN          TO         TO         TO
   SHARES WITHIN:      $100,000'D'   $249,999   $499,999   $999,999
   --------------      -----------   --------   --------   --------
1st year since
 purchase............     3%           2%         2%         1%
2nd year since
 purchase............     3            2          1          1
3rd year since
 purchase............     2            1          1         None
4th year since
 purchase............     2            1         None       None
5th year since
 purchase............     1           None       None       None
6th year since
 purchase............     1           None       None       None
7th year since
 purchase............    None         None       None       None

The above schedule applies only if you acquired shares of Brinson Enhanced S&P 500 Fund as your original purchase and not through an exchange.

SALES OF FUND SHARES ACQUIRED THROUGH AN
EXCHANGE FOR SHARES OF ANY OTHER FAMILY
FUND

                              PERCENTAGE (BASED ON AMOUNT OF
                             INVESTMENT) BY WHICH THE SHARES'
                              NET ASSET VALUE IS MULTIPLIED:
                       --------------------------------------------
                          LESS       $100,000   $250,000   $500,000
     IF YOU SELL          THAN          TO         TO         TO
   SHARES WITHIN:      $100,000'D'   $249,999   $499,999   $999,999
   --------------      -----------   --------   --------   --------
1st year since
 purchase............     5%           3%         3%         2%
2nd year since
 purchase............     4            2          2          1
3rd year since
 purchase............     3            2          1         None
4th year since
 purchase............     2            1         None       None
5th year since
 purchase............     2           None       None       None
6th year since
 purchase............     1           None       None       None
7th year since
 purchase............    None         None       None       None

--------------

'D' These percentages also apply to purchases of a Family Fund made prior to November 5, 2001, regardless of the amount of Class B shares purchased.

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                            ------------------------
                           Brinson Money Market Fund

If you are eligible for a complete waiver of the sales charge on Class A shares because you are investing $1 million or more in your original Family Fund purchase, you should purchase Class A shares, which have lower ongoing expenses.

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000, and after the end of the second year if you purchase $500,000 or more but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.

We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

 First, Class B shares representing reinvested dividends, and

 Second, Class B shares that you have owned the longest.

CLASS C SHARES

Class C shares of the fund have no front-end sales charge because they are acquired through an exchange of Class C shares of certain other Family Funds. Class C shares of other Family Funds generally have a front-end sales charge that is included in the offering price of the Class C shares originally purchased, as described in the prospectus for such Family Fund. This sales charge is paid at the time of the original purchase and not invested in the original Family Fund purchased.

The fund's Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a deferred sales charge applicable if you sell your shares within one year of the date you initially purchased the Class C shares that you later exchanged for fund shares. The deferred sales charge will be either 0.75% or 1.00%, depending on the deferred sales charge that would have applied to the initially purchased Class C shares. We calculate the deferred sales charge on sales of Class C shares by multiplying 0.75% or 1.00% (as applicable) by the lesser of the net asset value of the Class C shares initially purchased or the net asset value of the Class C shares of the fund at the time of sale.

SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

Class A, Class B and Class C Shares Deferred Sales Charge Waivers. The deferred sales charge will be waived for:

 Redemptions of Class A shares by former holders of Class N shares;

 Exchanges between funds for which Brinson Advisors or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;

 Redemptions following the death or disability of the shareholder or beneficial owner;

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                            ------------------------
                           Brinson Money Market Fund

 Tax-free returns of excess contributions from employee benefit plans;

 Distributions from employee benefit plans, including those due to plan termination or plan transfer;

 Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

     are limited annually to no more than 12% of the original account value;

     are made in equal monthly amounts, not to exceed 1% per month;

     the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

 Redemptions of shares purchased through retirement plans.

NOTE ON SALES CHARGE WAIVERS FOR CLASS B AND CLASS C SHARES AND THE AUTOMATIC CASH WITHDRAWAL PLAN FOR CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of the sales charge waivers described above, you may need to provide documentation to Brinson Advisors or the fund. For more information, you should contact your investment professional or call 1-800-647-1568. If you want more information on the fund's Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional.

BUYING SHARES

You can buy fund shares through your investment professional at a broker-dealer or other financial institution with which Brinson Advisors has a dealer agreement by asking your investment professional to exchange shares of another Family Fund for shares of the corresponding class of the fund. Otherwise, you may acquire fund shares by writing to the fund's transfer agent, as described below, and requesting an exchange of shares of another Family Fund for shares of the corresponding class of the fund.

The fund and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS:

To open an account.................  None
To add to an account...............  None

The fund may impose minimum investment requirements at any time.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C and last, Class B.

If you hold your shares through a financial institution, you can sell shares by contacting your investment professional. If you purchased shares through the fund's transfer agent, you may sell them as explained below.

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. The fund will not repurchase shares in accounts that fall below

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                            ------------------------
                           Brinson Money Market Fund

$500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of the fund for shares of the same class of most other Family Funds.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

If you hold your fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold your fund shares through the fund's transfer agent, you may exchange your shares as explained below.

The fund may modify or terminate the exchange privilege at any time.

TRANSFER AGENT

If you wish to invest in any of the Family Funds through the fund's transfer agent, PFPC Inc., you can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the fund's transfer agent. Your letter must include:

 Your name and address;

 Your account number;

 The name of the fund whose shares you are selling to purchase shares of Brinson Money Market Fund;

 The dollar amount or number of shares you want to sell and/or exchange; and

 A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund will not accept signature guarantees that are not part of these programs.

Applications to purchase shares of other Family Funds (along with a check), and letters requesting redemptions of shares or exchanges of shares of other Family Funds or Brinson Money Market Fund through the transfer agent, should be mailed to:

  PFPC Inc.
  Attn.: Brinson Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899

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                           Brinson Money Market Fund

You do not have to complete an application when you make additional investments in the same fund.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund calculates net asset value on days that the New York Stock Exchange
(NYSE) is open. The fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the fund accepts your order.

If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the fund.

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                                       12




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                            ------------------------
                           Brinson Money Market Fund

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Brinson Advisors, Inc. is the investment advisor and administrator of the fund. Brinson Advisors is located at 51 West 52nd Street, New York, New York, 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On September 30, 2001, Brinson Advisors was advisor or sub-advisor of 24 investment companies with 58 separate portfolios and aggregate assets of approximately $66.3 billion.

ADVISORY FEES

The fund paid advisory and administration fees to Brinson Advisors for the most recent fiscal year at the annual rate of 0.50% of the fund's average daily net assets.

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                            ------------------------
                           Brinson Money Market Fund

                             DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00 per share.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have lower dividends than Class A shares.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your investment professional if you prefer to receive dividends in cash. Shares earn dividends on the day they are purchased but not on the day they are sold.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash and are expected to be taxed as ordinary income.

If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

The fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares so long as the fund maintains a share price of $1.00.

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                            ------------------------
                           Brinson Money Market Fund

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).

Effective July 2001, Ernst & Young LLP serves as the fund's auditors. Except for the six month period ended August 31, 2001, the information in the financial highlights was audited by PricewaterhouseCoopers, LLP, the fund's former independent accountants, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The Annual Report may be obtained without charge by calling toll free 1-800-647-1568.

                                                             FOR THE
                                                           SIX MONTHS                        CLASS A
                                                              ENDED      -----------------------------------------------
                                                           AUGUST 31,        FOR THE YEARS ENDED FEBRUARY 28 OR 29,
                                                              2001       -----------------------------------------------
                                                           (UNAUDITED)    2001      2000      1999      1998      1997
                                                           -----------   -------   -------   -------   -------   -------
Net asset value, beginning of year.......................    $  1.00     $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                             -------     -------   -------   -------   -------   -------
Net investment income....................................      0.017       0.053     0.042     0.042     0.042     0.040
Dividends from net investment income.....................     (0.017)     (0.053)   (0.042)   (0.042)   (0.042)   (0.040)
                                                             -------     -------   -------   -------   -------   -------
Net asset value, end of year.............................    $  1.00     $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                             -------     -------   -------   -------   -------   -------
                                                             -------     -------   -------   -------   -------   -------
Total investment return(1)...............................       1.71%       5.45%     4.32%     4.32%     4.33%     4.11%
                                                             -------     -------   -------   -------   -------   -------
                                                             -------     -------   -------   -------   -------   -------
Ratios/Supplemental data:
Net assets, end of year (000's)..........................    $40,231     $38,533   $24,236   $60,267   $12,983   $11,808
Expenses to average net assets...........................       1.05%*      1.07%     1.04%     1.17%     1.41%     1.42%
Net investment income to average net assets..............       3.37%*      5.35%     4.31%     4.29%     4.29%     4.09%

--------------

*   Annualized

(1) Total investment return is calculated assuming a $10,000 investment in fund shares on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results for each class would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

                                  ------------
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                                       15

--------------------------------------------------------------------------------
                            ------------------------
                           Brinson Money Market Fund

                              FINANCIAL HIGHLIGHTS
                                  (continued)
--------------------------------------------------------------------------------

                                                          FOR THE
                                                        SIX MONTHS                        CLASS B
                                                           ENDED      -----------------------------------------------
                                                        AUGUST 31,        FOR THE YEARS ENDED FEBRUARY 28 OR 29,
                                                           2001       -----------------------------------------------
                                                        (UNAUDITED)    2001      2000      1999      1998      1997
                                                        -----------   -------   -------   -------   -------   -------
Net asset value, beginning of year....................    $  1.00     $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                          -------     -------   -------   -------   -------   -------
Net investment income.................................      0.015       0.048     0.037     0.037     0.037     0.035
Dividends from net investment income..................     (0.015)     (0.048)   (0.037)   (0.037)   (0.037)   (0.035)
                                                          -------     -------   -------   -------   -------   -------
Net asset value, end of year..........................    $  1.00     $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                          -------     -------   -------   -------   -------   -------
                                                          -------     -------   -------   -------   -------   -------
Total investment return(1)............................       1.45%       4.94%     3.80%     3.79%     3.81%     3.60%
                                                          -------     -------   -------   -------   -------   -------
                                                          -------     -------   -------   -------   -------   -------
Ratios/Supplemental data:
Net assets, end of year (000's).......................    $26,694     $24,231   $57,003   $18,782   $14,715   $18,389
Expenses to average net assets........................       1.55%*      1.55%     1.50%     1.73%     1.90%     1.90%
Net investment income to average net assets...........       2.88%*      4.84%     3.91%     3.75%     3.78%     3.55%

--------------

*   Annualized

(1) Total investment return is calculated assuming a $10,000 investment in fund shares on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results for each class would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

                                  ------------
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
                            ------------------------
                           Brinson Money Market Fund

                             FINANCIAL HIGHLIGHTS
                                 (continued)
--------------------------------------------------------------------------------

                                                            FOR THE
                                                          SIX MONTHS                       CLASS C
                                                             ENDED      ---------------------------------------------
                                                          AUGUST 31,       FOR THE YEARS ENDED FEBRUARY 28 OR 29,
                                                             2001       ---------------------------------------------
                                                          (UNAUDITED)    2001      2000      1999      1998     1997
                                                          -----------   -------   -------   -------   ------   ------
Net asset value, beginning of year......................    $  1.00     $  1.00   $  1.00   $  1.00   $ 1.00   $ 1.00
                                                            -------     -------   -------   -------   ------   ------
Net investment income...................................      0.015       0.048     0.037     0.037    0.037    0.034
Dividends from net investment income....................     (0.015)     (0.048)   (0.037)   (0.037)  (0.037)  (0.034)
                                                            -------     -------   -------   -------   ------   ------
Net asset value, end of year............................    $  1.00     $  1.00   $  1.00   $  1.00   $ 1.00   $ 1.00
                                                            -------     -------   -------   -------   ------   ------
                                                            -------     -------   -------   -------   ------   ------
Total investment return(1)..............................       1.46%       4.95%     3.81%     3.81%    3.78%    3.50%
                                                            -------     -------   -------   -------   ------   ------
                                                            -------     -------   -------   -------   ------   ------
Ratios/Supplemental data:
Net assets, end of year (000's).........................    $13,538     $13,282   $13,418   $12,962   $5,308   $5,504
Expenses to average net assets..........................       1.53%*      1.55%     1.53%     1.70%    1.95%    1.99%
Net investment income to average netassets..............       2.92%*      4.88%     3.79%     3.80%    3.76%    3.47%

--------------

*   Annualized

(1) Total investment return is calculated assuming a $10,000 investment in fund shares on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results for each class would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

                                  ------------
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                                       17

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                            ------------------------
                           Brinson Money Market Fund

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                  ------------
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                                       18

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your investment professional. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the fund:

 For a fee, by electronic request
 at publicinfo@sec.gov or by writing the
 SEC's Public Reference Section,
 Washington, D.C. 20549-0102; or

 Free, from the EDGAR Database on the
 SEC's Internet website at:
 http://www.sec.gov

Brinson Master Series, Inc.
 -- Brinson Money Market Fund
Investment Company Act File No. 811-4448



BRINSON
MONEY MARKET FUND

Prospectus

---------------------------------------------

November 5, 2001

'c' 2001 Brinson Advisors, Inc.
 All rights reserved.



                          STATEMENT OF DIFFERENCES
                          ------------------------

The copyright symbol shall be expressed as ............................. 'c'
The service mark symbol shall be expressed as .......................... 'sm'
The dagger symbol shall be expressed as ................................ 'D'